Summary of Tax Credit Carryforwards (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Income Taxes Summary Of Tax Credit Carryforwards 1	$ 188,494
Income Taxes Summary Of Tax Credit Carryforwards 2	609,991
Income Taxes Summary Of Tax Credit Carryforwards 3	1,731,495
Income Taxes Summary Of Tax Credit Carryforwards 4	3,174,989
Income Taxes Summary Of Tax Credit Carryforwards 5	2,792,560
Income Taxes Summary Of Tax Credit Carryforwards 6	2,044,857
Income Taxes Summary Of Tax Credit Carryforwards 7	854,218
Income Taxes Summary Of Tax Credit Carryforwards 8	1,056,516
Income Taxes Summary Of Tax Credit Carryforwards 9	$ 12,453,120